Schedule of related party balances (Details) (Parenthetical) - USD ($)	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Mar. 16, 2024
Meng Dong (James) Tan [Member]
Related Party Transaction [Line Items]
Ownership percentage				40.00%
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Ordinary shares converted	$ 135,000
Accrued advisory service fee		$ 180,000	$ 135,000